Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	UNISYS CORP
Entity Central Index Key	0000746838
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,442,193
Entity Public Float		$ 1.1